LONG-TERM DEBT - OTHERS (Schedule of Maturity Capital Leases Liabilities) (Details) - Southern Florida Research Foundation Member $ in Thousands	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
2023	$ 42,604
2024	43,956
2025	28,603
2026	26,701
2027	4,888
2028 and on	20,778
Total	167,530
Less - imputed interest	(7,874)
Total	$ 159,656